State Street Corporation

One Congress Street

Boston, MA 02114

May 3, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Office of Filings, Information & Consumer Service

RE:  Litman Gregory Funds Trust (the “Trust”)

    File Nos. 333-10015, 811-07763

    Post Effective Amendment No. 141

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectuses and the Statements of Additional Information, each dated April 29, 2024, do not differ from those contained in Post-Effective Amendment No. 141 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on April 29, 2024 (Accession #0001193125-24-122678).

If you have any questions concerning this filing, you may contact me at (617) 662-1504.

Very truly yours,

/s/ Brian F. Link

Brian F. Link

Vice President

cc: John Coughlan